Convertible Notes Payable - Schedule of Balance Convertible Debenture Outstanding (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal amount outstanding	$ 2,490,224	$ 2,458,024
Less: Unamortized original issue discount	(80,684)	(94,857)
Less: Unamortized debt discount	(627,969)	(701,647)
Convertible note payable, net of debt discount	$ 1,781,571	$ 1,661,520	$ 363,769	$ 34,065